CASH ACCOUNT TRUST
                             Money Market Portfolio
                         Government Securities Portfolio
                              Tax-Exempt Portfolio
                            SUPPLEMENT TO PROSPECTUS
                             DATED SEPTEMBER 1, 1998
                              --------------------

SUMMARY OF EXPENSES

This information is designed to help you understand the various costs and expenses of investing in the Service Shares of the Money Market Portfolio, and the shares of Government Portfolio and Tax-Exempt Portfolio ("Shares"). *


Shareholder Transaction Expenses(1) ................................................................None

Annual Fund Operating Expenses
(after fee waiver and expense absorption)                Money Market          Government          Tax-Exempt
 (as a percentage of average net assets)                  Portfolio       Securities Portfolio      Portfolio
                                                          ---------       --------------------      ---------

Management Fees .............................................0.19%                0.19%                0.19%

12b-1 Fees(2) ...............................................0.51%                0.59%                0.50%

Other Expenses ..............................................0.30%                0.22%                0.25%
                                                             -----                -----                -----
Total Operating Expenses ....................................1.00%                1.00%                0.94%
                                                             =====                =====                =====

-----------
* The information set forth on this page relates only to the Shares. The Money Market Portfolio also offers three other classes of shares, which have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services.

(1)      Investment   dealers   and  other   firms  may   independently   charge
         shareholders additional fees; please see their materials for details.

(2) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.


Example                                                  Portfolio      1 Year      3 Years    5 Years    10 Years
-------                                                  ---------      ------      -------    -------    --------

You would pay the following expenses on a $1,000        Money Market      $10         $32        $55        $122
investment in the Shares, assuming (1) 5% annual
return and (2) redemption at the end of each time       Government
period:                                                 Securities        $10         $32        $55        $122

                                                        Tax-Exempt        $10         $30        $52        $115







January 22, 1999

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Kemper Distributors, Inc. ("KDI"), as principal underwriter, has agreed to waive temporarily its 12b-1 fee to the extent, if any that total operating expenses attributable to the Shares as defined, exceed the following percentages of average daily net assets of the Portfolios attributable to the
Shares: Money Market Portfolio (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (0.95%). Prior to January 22, 1999, Scudder Kemper Investments, Inc. (the "Adviser") waived the management fee for each Portfolio rather than KDI waiving the 12b-1 fee, to the extent necessary to limit "Total Operating Expenses" to the aforementioned levels of 1.00% for the Money Market Portfolio and Government Securities Portfolio and 0.95% for the Tax-Exempt Portfolio. Without such waiver and reimbursement during the fiscal year ended April 30, 1998, "Management Fees" for the Money Market Portfolio and the Government Securities Portfolio would have been 0.19% and 0.19%, respectively, "12b-1 Fees" would have been 0.60% and 0.60%, respectively, and "Total Operating Expenses" would have been 1.10% and 1.02%, respectively. The actual expenses for the Tax-Exempt Portfolio were lower than the expense limit of 0.95%, therefore, the numbers in the table do not reflect any waiver or reimbursement. In addition, from time to time, the Adviser or KDI may voluntarily waive fees or absorb certain additional operating expenses of the Portfolios. "Other Expenses" does not reflect the effect of any such additional expense absorption. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Portfolio of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

The tables below show financial information expressed in terms of one share of the Shares of the Portfolios outstanding throughout the period.* The information (excluding the six months ended October 31, 1998) in the tables is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1998 Annual and Semiannual Reports to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.


Money Market Portfolio

                                         Six months ended
                                           October 31,                         Year ended April 30,
                                               1998               1998                1997               1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $1.00               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                          0.02               0.05                0.05               0.05
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                        0.02               0.05                0.05               0.05
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                              2.36%               4.85                4.60               4.96
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses after expense waiver (%)             1.00%               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                     4.67%               4.71                4.51               4.83
---------------------------------------------------------------------------------------------------------------------
Other Ratios to Average Net Assets:
Expenses (%)                                  1.09%               1.10                1.03               1.05
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                     4.58%               4.61                4.48               4.78
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in             $2,109,323          1,995,057           584,947            455,025
thousands)
---------------------------------------------------------------------------------------------------------------------


Money Market Portfolio (continued)


                                                                                                    December 3, 1990
                                                             Year ended April 30,                      to April 30,
                                             1995          1994           1993          1992             1991
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period        $1.00           1.00          1.00           1.00            1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                        0.04           0.02          0.02           0.04            0.03
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                      0.04           0.02          0.02           0.04            0.03
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00           1.00          1.00           1.00            1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                            4.38%           2.42          2.65           4.44            2.63
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses after expense waiver (%)           0.99%           0.93          0.84           0.93            1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                   4.54%           2.48          2.59           4.03            6.24
---------------------------------------------------------------------------------------------------------------------
Other Ratios to Average Net Assets:
Expenses (%)                                1.05%           1.20          1.36           1.57            1.58
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                   4.48%           2.21          2.07           3.39            5.66
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in            $378,551       156,153        34,267        27,905           6,105
thousands)
---------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio

                                         Six months ended
                                           October 31,                         Year ended April 30,
                                              1998               1998                1997               1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $1.00               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                          0.02               0.05                0.05               0.05
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                        0.02               0.05                0.05               0.05
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                              2.29%               4.78                4.69               5.01
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses after expense waiver (%)             1.00%               0.98                0.92               0.90
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                     4.54%               4.68                4.59               4.88
---------------------------------------------------------------------------------------------------------------------
Other Ratios to Average Net Assets:
Expenses (%)                                  1.04%               1.02                0.99               1.06
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                     4.50%               4.64                4.52               4.72
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in              $690,884            804,565            544,501            189,919
thousands)
---------------------------------------------------------------------------------------------------------------------



Government Securities Portfolio (continued)


                                                                                                   December 3, 1990
                                                            Year ended April 30,                      to April 30,
                                            1995           1994          1993           1992             1991
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period        $1.00          1.00           1.00          1.00             1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                        0.04          0.02           0.02          0.04             0.03
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                      0.04          0.02           0.02          0.04             0.03
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00          1.00           1.00          1.00             1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                            4.37%          2.49           2.65          4.54             2.47
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses after expense waiver (%)           0.90%          0.84           0.79          0.79             0.87
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                   4.66%          2.47           2.63          4.41             5.95
---------------------------------------------------------------------------------------------------------------------
Other Ratios to Average Net Assets:
Expenses (%)                                1.05%          1.22           1.18          1.20             1.44
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                   4.51%          2.09           2.24          4.00             5.38
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in           $138,020        30,829        28,963         34,119           30,080
thousands)
---------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio

                                         Six months ended
                                           October 31,                        Year ended April 30,
                                               1998               1998                1997               1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $1.00               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                          0.01               0.03                0.03               0.03
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                        0.01               0.03                0.03               0.03
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00               1.00                1.00               1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                              1.39%               2.92                2.82               3.16
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses after expense waiver (%)             0.91%               0.91                0.81               0.78
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                     2.75%               2.87                2.78               3.10
---------------------------------------------------------------------------------------------------------------------
Other Ratios to Average Net Assets:
Expenses (%)                                  0.91%               0.94                0.96               0.98
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                     2.75%               2.84                2.63               2.90
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period (in              $356,364            368,141            220,791             66,981
thousands)
---------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio (continued)


                                                                                                    December 3, 1990
                                                            Year ended April 30,                       to April 30,
                                            1995           1994          1993           1992             1991
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period        $1.00          1.00           1.00          1.00             1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                        0.03          0.02           0.02          0.03             0.02
---------------------------------------------------------------------------------------------------------------------
Less dividends declared                      0.03          0.02           0.02          0.03             0.02
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00          1.00           1.00          1.00             1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                            2.80%          1.84           2.13          3.46             1.76
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses after expense waiver (%)           0.76%          0.74           0.71          0.67             0.75
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                   3.00%          1.82           2.09          3.34             4.30
---------------------------------------------------------------------------------------------------------------------
Other Ratios to Average Net Assets:
Expenses (%)                                0.93%          1.20           1.39          1.38             0.97
---------------------------------------------------------------------------------------------------------------------
Net investment income (%)                   2.83%          1.36           1.41          2.63             4.08
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets at end of period, (in           $67,748        16,991        10,014         7,097            3,904
thousands)
---------------------------------------------------------------------------------------------------------------------


* Effective January 22, 1999, the shares of the Money Market Portfolio were divided into four classes of shares, of which the Service Shares is one. Shares of the Money Market Portfolio outstanding on such date were redesignated as the Service Shares class of the Money Market Portfolio. The data set forth above reflects the operations of the Money Market Portfolio prior to such redesignation.

Note:

(a) The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

(b) The Adviser has agreed to waive temporarily its management fee and reimburse or pay certain operating expenses to the extent necessary to limit expenses to specific levels. The Other Ratios to Average Net Assets are computed without this waiver and expense absorption. Ratios have been determined on an annualized basis. Total return is not annualized.